Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,289	$ 1,150	$ 361
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(39)	415	(159)
Other Comprehensive Income (Loss), Reclassification Adjustment to Net Income for Sale of Securities, Net of Tax	99	167	186
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(138)	248	(345)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(26)	(17)	(80)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	22	20	429
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(48)	(37)	(509)
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period Net of Tax	18	8	37
Other Comprehensive Income (Loss), Reclassification Adjustment for Net Investment Hedges Included in Net Income, Discontinued Operation, Net of Tax	(3)	0	(169)
Other Comprehensive Income (Loss), Net Investment Hedges Attributable to Parent, Net of Tax	21	8	206
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustments and Net Investment Hedges, Adjustment, Net of Tax	(27)	(29)	(303)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	1	2	(1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	0	0	(4)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	1	2	3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	0	(15)	18
Other Comprehensive Income (Loss), Reclassification Adjustment to Net Income, Pension and Other Postretirement Benefit Plans, for Net (Gain) Loss, Net of Tax	1	(4)	(40)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	(1)	(11)	58
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(165)	210	(587)
Comprehensive income (loss)	$ 1,124	$ 1,360	$ (226)